Credit Risk - Summary of ECL Reconciliation for Retail Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Income statement charge/(release) for the year	645	221	153
Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	308	156	135
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,155	305,464
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	57,021	43,257
Assets derecognised - Redemptions and repayments	(53,434)	(42,183)
Other	9,398	3,980
Assets derecognised - written off	(395)	(363)
Ending balance	322,745	310,155	305,464
Net movement in the year	12,590	4,691
Total exposure | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	204,780	194,127
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	35,474	37,239
Assets derecognised - Redemptions and repayments	30,364	27,453
Other	591	1,119
Assets derecognised - written off	230	252
Ending balance	210,251	204,780	194,127
Net movement in the year	5,471	10,653
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Change in economic scenarios	164	(19)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	160
New lending and assets purchased	156	70
Assets derecognised - Redemptions and repayments	(90)	(102)
Other	133	183
Assets derecognised - written off	(253)	(249)
Ending balance	1,377	863	807
Increase decrease in total expected credit losses		56
Net movement in the year	514
Charge/(release) to the Income Statement	767	305
Less: ECL relating to derecognised income	(14)	(13)
Recoveries net of collection costs	(108)	(71)
Income statement charge/(release) for the year	645	221
Expected credit loss | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	549	550
Change in economic scenarios	99	(40)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	107	71
New lending and assets purchased	71	56
Assets derecognised - Redemptions and repayments	30	69
Other	65	163
Assets derecognised - written off	180	195
Ending balance	706	549	550
Increase decrease in total expected credit losses	157	(1)
Charge/(release) to the Income Statement	337	194
Less: ECL relating to derecognised income	(9)	(8)
Recoveries net of collection costs	(19)	(31)
Income statement charge/(release) for the year	309	155
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	295,436	290,882
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(9,815)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfers of financial instruments	(7,010)	(994)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	55,546	42,415
Assets derecognised - Redemptions and repayments	(50,698)	(40,380)
Other	8,141	3,514
Assets derecognised - written off	(2)	(1)
Ending balance	301,413	295,436	290,882
Net movement in the year	5,977	4,554
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	193,404	181,600
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(5,242)	(3,078)
Transfers from Stage 2 to Stage 1	2,544	3,254
Transfers to Stage 3	(305)	(315)
Transfers from Stage 3	8	9
Transfers of financial instruments	(2,995)	(130)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	34,985	36,779
Assets derecognised - Redemptions and repayments	28,864	25,809
Other	150	965
Assets derecognised - written off	2	1
Ending balance	196,678	193,404	181,600
Net movement in the year	3,274	11,804
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,351	12,011
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	9,815	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfers of financial instruments	5,837	564
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	1,371	827
Assets derecognised - Redemptions and repayments	(2,295)	(1,344)
Other	1,072	294
Assets derecognised - written off	0	(1)
Ending balance	18,336	12,351	12,011
Net movement in the year	5,985	340
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,475	10,357
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	5,242	3,078
Transfers from Stage 2 to Stage 1	(2,544)	(3,254)
Transfers to Stage 3	(540)	(482)
Transfers from Stage 3	324	500
Transfers of financial instruments	2,482	(158)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	479	447
Assets derecognised - Redemptions and repayments	1,181	1,207
Other	342	37
Assets derecognised - written off	0	1
Ending balance	11,597	9,475	10,357
Net movement in the year	2,122	(882)
Financial instruments not credit-impaired | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Change in economic scenarios	15	5
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfers of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	(66)
New lending and assets purchased	40	29
Assets derecognised - Redemptions and repayments	(30)	(32)
Other	88	6
Assets derecognised - written off	0	0
Ending balance	216	147	143
Increase decrease in total expected credit losses		4
Net movement in the year	69
Charge/(release) to the Income Statement	69	4
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	69	(6)
Financial instruments not credit-impaired | Stage 1 ECL | Subject to 12-month ECL | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	89	88
Change in economic scenarios	8	(5)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(9)	(8)
Transfers from Stage 2 to Stage 1	86	67
Transfers to Stage 3	(7)	(2)
Transfers from Stage 3	1	1
Transfers of financial instruments	71	58
Net remeasurement of ECL on stage transfer	(79)	(60)
New lending and assets purchased	28	23
Assets derecognised - Redemptions and repayments	16	20
Other	17	5
Assets derecognised - written off	0	0
Ending balance	118	89	88
Increase decrease in total expected credit losses	29	1
Charge/(release) to the Income Statement	29	1
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	29	1
Financial instruments not credit-impaired | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Change in economic scenarios	139	(15)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfers of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	130
New lending and assets purchased	64	32
Assets derecognised - Redemptions and repayments	(42)	(28)
Other	(53)	(14)
Assets derecognised - written off	0	0
Ending balance	592	348	307
Increase decrease in total expected credit losses		41
Net movement in the year	244
Charge/(release) to the Income Statement	244	41
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(15)
Income statement charge/(release) for the year	244	26
Financial instruments not credit-impaired | Stage 2 ECL | Subject to Lifetime ECL | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	259	259
Change in economic scenarios	81	(26)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	9	8
Transfers from Stage 2 to Stage 1	(86)	(67)
Transfers to Stage 3	(27)	(19)
Transfers from Stage 3	20	22
Transfers of financial instruments	(84)	(56)
Net remeasurement of ECL on stage transfer	144	75
New lending and assets purchased	37	24
Assets derecognised - Redemptions and repayments	22	16
Other	(46)	(1)
Assets derecognised - written off	0	0
Ending balance	369	259	259
Increase decrease in total expected credit losses	110	0
Charge/(release) to the Income Statement	110	0
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	110	0
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,368	2,571
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfers of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	104	15
Assets derecognised - Redemptions and repayments	(441)	(459)
Other	185	172
Assets derecognised - written off	(393)	(361)
Ending balance	2,996	2,368	2,571
Net movement in the year	628	(203)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,901	2,170
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	845	797
Transfers from Stage 3	(332)	(509)
Transfers of financial instruments	513	288
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	10	13
Assets derecognised - Redemptions and repayments	319	437
Other	99	117
Assets derecognised - written off	228	250
Ending balance	1,976	1,901	2,170
Net movement in the year	75	(269)
Financial instruments credit-impaired | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Change in economic scenarios	10	(9)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfers of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	96
New lending and assets purchased	52	9
Assets derecognised - Redemptions and repayments	(18)	(42)
Other	98	191
Assets derecognised - written off	(253)	(249)
Ending balance	569	368	357
Increase decrease in total expected credit losses		11
Net movement in the year	201
Charge/(release) to the Income Statement	454	260
Less: ECL relating to derecognised income	(14)	(13)
Recoveries net of collection costs	(108)	(46)
Income statement charge/(release) for the year	332	201
Financial instruments credit-impaired | Stage 3 ECL | Subject to Lifetime ECL | Retail banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	201	203
Change in economic scenarios	10	(9)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	34	21
Transfers from Stage 3	(21)	(23)
Transfers of financial instruments	13	(2)
Net remeasurement of ECL on stage transfer	42	56
New lending and assets purchased	6	9
Assets derecognised - Redemptions and repayments	(8)	33
Other	94	159
Assets derecognised - written off	180	195
Ending balance	219	201	£ 203
Increase decrease in total expected credit losses	18	(2)
Charge/(release) to the Income Statement	198	193
Less: ECL relating to derecognised income	(9)	(8)
Recoveries net of collection costs	(19)	(31)
Income statement charge/(release) for the year	£ 170	£ 154